SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposits received from distributors		¥ 16,200
Accrued salary	402	514
Accrued rent, electricity and water		1,156
Accrued other taxes		866
Rental income received in advance
Others	397	3,645
Current accrued expenses and other current liabilities	¥ 799	¥ 22,381